PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2021
PROPERTY AND EQUIPMENT, NET [Abstract]
PROPERTY AND EQUIPMENT, NET
6. PROPERTY AND EQUIPMENT, NET
Property and equipment, net, are recorded at historical cost and consist of the following:
	December 31, 2021	December 31, 2020
Laboratory and production equipment	$ 7,465	$ 4,245
Computer equipment	637	765
Software	156	136
Furniture and fixtures	125	47
Leasehold improvements	790	—
Construction in process	3,610	35
	12,783	5,228
Less: Accumulated depreciation	(3,875)	(3,232)
Property and equipment, net	$ 8,908	$ 1,996
Depreciation expense amounted to $1,041, $894 and $780 for the years ended December 31, 2021, 2020 and 2019, respectively. The Company had disposals of $70 relating to property and equipment of $468 with accumulated depreciation of $398 for the year ended December 31, 2021. The disposals were t material for the year ended December 31, 2020.